Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preference shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Preference shares, authorized (in shares)	250,000,000	250,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized (in shares)	4,750,000,000	4,750,000,000
Ordinary shares, issued (in shares)	1,669,036,600	1,669,036,600
Ordinary shares, outstanding (in shares)	1,314,798,600	1,298,808,750
Treasury stock, shares (in shares)	354,238,000	370,227,850